PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 98.7%
Australia — 0.8%
ANZ Group Holdings Ltd.	29,400	$563,484
Bank of Queensland Ltd.	139,300	573,879
Beach Energy Ltd.	272,100	326,344
Elders Ltd.	99,500	608,086
Fortescue Ltd.	36,400	609,155
Harvey Norman Holdings Ltd.	256,800	861,820
JB Hi-Fi Ltd.	14,200	594,448
McMillan Shakespeare Ltd.	43,900	561,331
Metcash Ltd.	221,800	565,274
New Hope Corp. Ltd.	209,700	635,281
Perenti Ltd.	432,300	276,072
Qantas Airways Ltd.*	127,000	450,868
Rio Tinto Ltd.	16,600	1,317,465
Stockland, REIT	226,700	716,344
Super Retail Group Ltd.	85,400	896,169
		9,556,020
Austria — 0.2%
BAWAG Group AG, 144A*	12,200	772,156
OMV AG	17,900	847,789
Wienerberger AG	23,000	837,794
		2,457,739
Belgium — 0.1%
Bekaert SA	15,700	805,032
Brazil — 0.4%
Itau Unibanco Holding SA, ADR	239,779	1,661,669
MercadoLibre, Inc.*	1,741	2,632,322
Yara International ASA	13,700	434,415
		4,728,406
Canada — 1.4%
Canadian Pacific Kansas City Ltd.(a)	37,406	3,298,087
Constellation Software, Inc.	692	1,890,222
Dollarama, Inc.	34,274	2,611,003
Intact Financial Corp.	13,785	2,239,305
Shopify, Inc. (Class A Stock)*	25,493	1,967,295
Suncor Energy, Inc.	112,147	4,139,346
		16,145,258
China — 0.3%
Kingboard Holdings Ltd.	216,000	441,004
Kweichow Moutai Co. Ltd. (Class A Stock)	9,300	2,181,685
PDD Holdings, Inc., ADR*	10,484	1,218,765
		3,841,454
Denmark — 1.0%
D/S Norden A/S	11,300	461,831
Danske Bank A/S	43,400	1,302,713
DSV A/S	14,435	2,346,477
Jyske Bank A/S	10,600	897,880
Novo Nordisk A/S (Class B Stock)	45,272	5,807,194
Pandora A/S	4,800	774,749
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Spar Nord Bank A/S	35,000	$584,190
		12,175,034
Finland — 0.2%
Cargotec OYJ (Class B Stock)*	8,200	571,740
Nokia OYJ	134,300	476,509
Nordea Bank Abp	83,600	931,679
Valmet OYJ	14,900	392,232
		2,372,160
France — 4.7%
Airbus SE	20,180	3,717,737
Arkema SA	8,700	915,934
AXA SA	21,300	799,938
BNP Paribas SA	17,400	1,238,791
Bouygues SA	25,100	1,024,704
Capgemini SE	10,127	2,330,332
Carrefour SA	28,100	482,037
Cie de Saint-Gobain SA	20,400	1,583,321
Cie Generale des Etablissements Michelin SCA	22,400	858,444
Coface SA	40,100	633,880
Credit Agricole SA	63,500	947,289
Dassault Systemes SE	58,839	2,604,636
Euroapi SA*	1	3
Ipsen SA	4,700	559,283
L’Oreal SA	6,694	3,170,089
LVMH Moet Hennessy Louis Vuitton SE	6,816	6,133,015
Nexity SA	11,237	114,909
Orange SA	50,900	598,585
Rexel SA	37,700	1,018,384
Rubis SCA	22,100	780,267
Safran SA	15,447	3,498,309
Societe BIC SA	11,300	807,455
Societe Generale SA	22,300	597,484
Sopra Steria Group	3,800	920,904
Thales SA	9,712	1,655,705
TotalEnergies SE	71,341	4,907,504
TotalEnergies SE, ADR(a)	141,849	9,763,467
Verallia SA, 144A	12,200	474,323
Vinci SA	21,815	2,799,490
		54,936,219
Germany — 1.9%
Allianz SE	2,900	869,180
Aurubis AG	6,800	478,252
Bayer AG	17,800	545,118
Bayerische Motoren Werke AG	18,800	2,169,122
Bilfinger SE	13,800	644,549
Daimler Truck Holding AG	18,900	957,753
Deutsche Post AG	25,100	1,081,745
Fresenius SE & Co. KGaA	18,600	501,583
Infineon Technologies AG	81,790	2,781,313
Mercedes-Benz Group AG	24,500	1,951,105
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,400	$683,397
Siemens AG	41,222	7,870,882
Suedzucker AG	33,200	475,923
United Internet AG	27,100	609,862
Volkswagen AG	7,100	1,084,582
		22,704,366
Hong Kong — 0.3%
PAX Global Technology Ltd.	710,000	559,793
Swire Pacific Ltd. (Class A Stock)	101,500	835,586
Tongda Group Holdings Ltd.*	8,180,000	79,538
WH Group Ltd., 144A	1,839,000	1,213,889
Yue Yuen Industrial Holdings Ltd.	296,500	416,714
		3,105,520
India — 0.7%
HDFC Bank Ltd., ADR(a)	49,056	2,745,664
Infosys Ltd., ADR(a)	111,331	1,996,165
Reliance Industries Ltd., 144A, GDR	54,242	3,876,450
		8,618,279
Indonesia — 0.0%
First Resources Ltd.	457,100	463,778
Ireland — 0.2%
Dalata Hotel Group PLC	86,000	418,044
Kingspan Group PLC	24,016	2,187,291
		2,605,335
Israel — 0.1%
Oil Refineries Ltd.	1,906,900	632,883
Italy — 0.9%
A2A SpA	329,100	593,685
Coca-Cola HBC AG*	30,800	973,289
Ferrari NV(a)	5,281	2,302,199
Leonardo SpA	40,600	1,020,020
Mediobanca Banca di Credito Finanziario SpA	65,300	973,066
Moncler SpA	26,648	1,988,494
Piaggio & C SpA	135,000	426,916
Pirelli & C SpA, 144A	171,800	1,051,932
UnipolSai Assicurazioni SpA	242,800	703,423
		10,033,024
Japan — 5.5%
AGC, Inc.	13,600	493,440
Bell System24 Holdings, Inc.	37,700	391,568
BIPROGY, Inc.	14,900	442,832
Brother Industries Ltd.	44,300	821,598
Central Glass Co. Ltd.	22,900	431,990
Chugai Pharmaceutical Co. Ltd.	20,300	775,772
Citizen Watch Co. Ltd.	91,200	600,981
Credit Saison Co. Ltd.	34,100	703,375
Daihen Corp.	14,200	886,320
Dai-ichi Life Holdings, Inc.	24,100	614,659
Daiichi Sankyo Co. Ltd.	67,700	2,154,140
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	17,900	$532,801
DCM Holdings Co. Ltd.	71,900	695,430
DTS Corp.	13,000	339,812
EDION Corp.(a)	50,800	511,341
Ferrotec Holdings Corp.	21,700	422,189
Fuji Corp.	18,500	327,026
Fuyo General Lease Co. Ltd.	5,500	489,306
GungHo Online Entertainment, Inc.	22,600	361,687
Hazama Ando Corp.	68,800	535,804
Honda Motor Co. Ltd.	147,900	1,830,069
Hoya Corp.	30,800	3,852,182
Isuzu Motors Ltd.	78,200	1,057,065
ITOCHU Corp.	48,000	2,062,061
Itoham Yonekyu Holdings, Inc.	17,460	458,699
Japan Lifeline Co. Ltd.	79,400	633,428
Kamigumi Co. Ltd.	18,200	401,083
KDDI Corp.	16,600	490,808
Keiyo Bank Ltd. (The)	76,500	382,781
Keyence Corp.	5,200	2,414,157
Komatsu Ltd.	32,000	946,905
Komeri Co. Ltd.	22,500	513,016
Lasertec Corp.	9,900	2,821,800
Lintec Corp.	30,000	618,474
Macnica Holdings, Inc.	10,000	490,187
Marubeni Corp.	60,700	1,051,303
Mitsubishi Gas Chemical Co., Inc.	26,000	436,144
Mitsubishi HC Capital, Inc.	112,300	783,252
Mitsubishi UFJ Financial Group, Inc.	113,900	1,158,830
Mitsui & Co. Ltd.	45,200	2,113,172
Mitsui Chemicals, Inc.	17,900	525,114
Mitsui-Soko Holdings Co. Ltd.	18,200	562,346
Mizuho Financial Group, Inc.	41,300	816,720
Nippon Telegraph & Telephone Corp.	438,200	521,941
Nishi-Nippon Financial Holdings, Inc.	48,600	607,633
Nomura Holdings, Inc.	145,600	931,916
Nomura Real Estate Holdings, Inc.	19,200	542,425
Ono Pharmaceutical Co. Ltd.	31,500	516,126
ORIX Corp.	31,900	697,709
Sankyu, Inc.	18,100	622,965
Santen Pharmaceutical Co. Ltd.	62,500	614,645
Seiko Epson Corp.	50,700	886,871
Seino Holdings Co. Ltd.	34,500	473,507
Shin-Etsu Chemical Co. Ltd.	85,400	3,745,811
Shionogi & Co. Ltd.	13,800	705,204
SKY Perfect JSAT Holdings, Inc.	119,400	813,970
SMC Corp.	2,900	1,636,065
Sojitz Corp.	22,200	585,612
Sumitomo Heavy Industries Ltd.	26,200	825,017
Sumitomo Mitsui Financial Group, Inc.	20,100	1,175,301
Toagosei Co. Ltd.	59,100	619,224
Tokio Marine Holdings, Inc.	59,600	1,868,237
Tokuyama Corp.	26,500	464,051
Tokyo Electron Ltd.	19,400	5,052,714
Transcosmos, Inc.*	25,100	512,180
Tsubakimoto Chain Co.	17,000	572,704
Yokohama Rubber Co. Ltd. (The)	27,300	736,351
		64,679,846

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands — 2.3%
ABN AMRO Bank NV, 144A, CVA	51,300	$877,859
Aegon Ltd.	215,700	1,315,948
Argenx SE, ADR*	2,052	807,913
ASML Holding NV (XAMS)	6,771	6,564,226
ASML Holding NV (XNGS)	8,725	8,467,351
ASR Nederland NV	14,000	686,137
BE Semiconductor Industries NV	10,733	1,644,066
ING Groep NV	71,300	1,173,832
Koninklijke Ahold Delhaize NV	39,800	1,190,888
NN Group NV	18,700	863,287
Randstad NV	9,600	506,934
Shell PLC	97,900	3,248,273
		27,346,714
New Zealand — 0.0%
Air New Zealand Ltd.	887,700	320,771
Norway — 0.2%
DNB Bank ASA	36,000	715,592
Equinor ASA	24,400	654,271
Mowi ASA	25,700	472,076
		1,841,939
Singapore — 0.1%
DBS Group Holdings Ltd.	19,500	520,412
Jardine Cycle & Carriage Ltd.	47,000	841,517
		1,361,929
South Africa — 0.0%
Anglo American PLC	21,700	534,749
South Korea — 0.6%
Samsung Electronics Co. Ltd.	112,792	6,778,519
Spain — 0.9%
Amadeus IT Group SA	45,282	2,906,955
Banco Santander SA	249,200	1,217,200
Industria de Diseno Textil SA	79,523	4,004,484
Mapfre SA	343,700	868,935
Repsol SA	94,700	1,580,659
Telefonica SA	142,100	627,549
		11,205,782
Sweden — 0.9%
Atlas Copco AB (Class A Stock)	207,695	3,507,669
Boliden AB	18,300	508,147
Evolution AB, 144A	19,233	2,388,815
Securitas AB (Class B Stock)	56,200	579,368
SKF AB (Class B Stock)(a)	42,500	867,630
Swedbank AB (Class A Stock)(a)	27,700	549,782
Telefonaktiebolaget LM Ericsson (Class B Stock)	111,100	597,514
Volvo AB (Class B Stock)(a)	62,000	1,680,290
		10,679,215
Switzerland — 1.2%
Adecco Group AG	12,600	498,485
Baloise Holding AG	2,100	329,292
Bucher Industries AG	1,600	703,574
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
EFG International AG*	38,600	$483,297
Forbo Holding AG	300	383,108
Julius Baer Group Ltd.	9,600	556,785
Novartis AG	44,200	4,281,143
Partners Group Holding AG	1,836	2,622,700
Sandoz Group AG*	9,320	281,331
Straumann Holding AG	12,356	1,971,495
UBS Group AG	58,100	1,788,953
		13,900,163
Taiwan — 1.1%
MediaTek, Inc.	96,000	3,478,493
Taiwan Semiconductor Manufacturing Co. Ltd.	279,000	6,683,784
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,347	2,496,109
		12,658,386
United Kingdom — 3.3%
3i Group PLC	38,200	1,354,473
Ashtead Group PLC	35,995	2,563,896
Associated British Foods PLC	23,800	750,911
AstraZeneca PLC	21,826	2,932,188
Aviva PLC	97,700	613,038
BAE Systems PLC	181,597	3,095,399
Barratt Developments PLC	25,900	155,454
Bellway PLC	5,309	178,095
British American Tobacco PLC	20,500	622,197
Britvic PLC	24,200	250,642
BT Group PLC	399,900	553,446
Centrica PLC	349,400	563,254
Chemring Group PLC	25,300	115,688
CK Hutchison Holdings Ltd.	117,500	565,486
Coca-Cola Europacific Partners PLC	7,000	489,650
Compass Group PLC	124,343	3,647,310
Crest Nicholson Holdings PLC	86,374	210,280
DS Smith PLC	144,900	724,812
Halma PLC	57,166	1,706,999
Imperial Brands PLC	30,900	690,757
International Consolidated Airlines Group SA*	206,200	459,803
Investec PLC	102,000	683,835
J Sainsbury PLC	244,900	836,196
Keller Group PLC	48,200	637,555
Kingfisher PLC	357,200	1,124,207
Legal & General Group PLC	171,000	549,368
Lloyds Banking Group PLC	1,329,500	869,489
London Stock Exchange Group PLC	30,933	3,701,260
Marks & Spencer Group PLC	218,800	732,733
Paragon Banking Group PLC	101,300	883,186
Premier Foods PLC	264,100	497,384
Redde Northgate PLC	108,700	522,656
Redrow PLC	66,499	557,701
Rentokil Initial PLC	249,171	1,481,449
Spirax-Sarco Engineering PLC	11,461	1,454,126
Taylor Wimpey PLC	30,929	53,472
Tesco PLC	301,000	1,127,387
Virgin Money UK PLC	277,600	749,548

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Vistry Group PLC	29,222	$453,744
		39,159,074
United States — 69.4%
3M Co.	17,126	1,816,555
Accenture PLC (Class A Stock)	6,643	2,302,530
Adobe, Inc.*	682	344,137
Agilent Technologies, Inc.	12,741	1,853,943
Alphabet, Inc. (Class A Stock)*	158,593	23,936,441
Amazon.com, Inc.*	132,307	23,865,537
Ameren Corp.	48,116	3,558,659
American International Group, Inc.	121,585	9,504,299
AMETEK, Inc.	30,098	5,504,924
Amphenol Corp. (Class A Stock)	42,802	4,937,211
Apple, Inc.	111,364	19,096,699
Applied Materials, Inc.	24,273	5,005,821
Ares Management Corp. (Class A Stock)	11,057	1,470,360
Arthur J. Gallagher & Co.	10,637	2,659,675
AvalonBay Communities, Inc., REIT	36,156	6,709,107
Baker Hughes Co.	88,398	2,961,333
Bank of America Corp.	264,861	10,043,529
Baxter International, Inc.	135,118	5,774,943
Becton, Dickinson & Co.(a)	22,801	5,642,107
Boeing Co. (The)*	21,163	4,084,247
Boston Scientific Corp.*	138,961	9,517,439
Bristol-Myers Squibb Co.	50,574	2,742,628
Cadence Design Systems, Inc.*	28,794	8,962,996
CF Industries Holdings, Inc.	48,155	4,006,978
Charles Schwab Corp. (The)	59,621	4,312,983
Chipotle Mexican Grill, Inc.*	677	1,967,883
Chubb Ltd.	45,850	11,881,110
Cigna Group (The)(a)	11,061	4,017,245
Citigroup, Inc.	62,782	3,970,334
CME Group, Inc.	10,449	2,249,565
Coca-Cola Co. (The)	47,449	2,902,930
Colgate-Palmolive Co.	82,216	7,403,551
Conagra Brands, Inc.	186,522	5,528,512
ConocoPhillips	31,637	4,026,757
CoStar Group, Inc.*	55,847	5,394,820
CRH PLC	29,320	2,529,143
Cummins, Inc.	20,497	6,039,441
CVS Health Corp.	63,433	5,059,416
Danaher Corp.	9,953	2,485,463
Datadog, Inc. (Class A Stock)*	11,145	1,377,522
Dominion Energy, Inc.	76,315	3,753,935
Eaton Corp. PLC	24,044	7,518,078
Elanco Animal Health, Inc.*	195,125	3,176,635
Elevance Health, Inc.	19,588	10,157,162
Eli Lilly & Co.	16,601	12,914,914
EOG Resources, Inc.	22,485	2,874,482
EQT Corp.(a)	93,259	3,457,111
Equitable Holdings, Inc.	133,662	5,080,493
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,733	2,116,942
Experian PLC	65,652	2,860,651
Exxon Mobil Corp.	60,739	7,060,301
Fifth Third Bancorp	137,714	5,124,338
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Fiserv, Inc.*(a)	57,696	$9,220,975
Gartner, Inc.*	8,350	3,980,195
General Electric Co.	46,153	8,101,236
GSK PLC	139,600	2,997,268
Haleon PLC	537,322	2,251,798
Hartford Financial Services Group, Inc. (The)	82,744	8,526,769
Hilton Worldwide Holdings, Inc.	25,090	5,351,948
Holcim AG*	20,100	1,820,995
Honeywell International, Inc.	18,386	3,773,727
Howmet Aerospace, Inc.	49,154	3,363,608
Huntington Bancshares, Inc.	292,870	4,085,537
ICON PLC*	19,476	6,542,962
Intel Corp.	124,891	5,516,435
International Paper Co.	89,930	3,509,069
Intuit, Inc.	8,476	5,509,400
Johnson & Johnson	52,885	8,365,878
Kenvue, Inc.	234,713	5,036,941
Kimberly-Clark Corp.	31,889	4,124,842
KKR & Co., Inc.	44,346	4,460,321
KLA Corp.	5,487	3,833,054
Kohl’s Corp.(a)	68,961	2,010,213
L3Harris Technologies, Inc.	38,442	8,191,990
Lam Research Corp.	5,198	5,050,221
Las Vegas Sands Corp.	81,872	4,232,782
Linde PLC	24,555	11,401,378
Lululemon Athletica, Inc.*	8,661	3,383,420
Martin Marietta Materials, Inc.	3,172	1,947,418
Marvell Technology, Inc.	7,927	561,866
Mastercard, Inc. (Class A Stock)	34,096	16,419,611
Medtronic PLC(a)	71,350	6,218,152
Merck & Co., Inc.	31,751	4,189,544
Meta Platforms, Inc. (Class A Stock)	49,707	24,136,725
Microsoft Corp.	138,396	58,225,965
Moody’s Corp.	1,431	562,426
MSCI, Inc.	8,363	4,687,043
News Corp. (Class A Stock)	310,693	8,133,943
NextEra Energy, Inc.	17,832	1,139,643
Norfolk Southern Corp.	18,759	4,781,106
NVIDIA Corp.	42,778	38,652,490
O’Reilly Automotive, Inc.*	3,203	3,615,803
Pfizer, Inc.	97,551	2,707,040
Philip Morris International, Inc.	65,244	5,977,655
QUALCOMM, Inc.	87,165	14,757,034
Regeneron Pharmaceuticals, Inc.*	3,400	3,272,466
Rexford Industrial Realty, Inc., REIT(a)	21,200	1,066,360
Roche Holding AG	6,500	1,659,574
RPM International, Inc.	24,350	2,896,433
Salesforce, Inc.	12,989	3,912,027
Sanofi SA	17,500	1,702,479
Schneider Electric SE	13,663	3,088,882
Sempra	36,153	2,596,870
ServiceNow, Inc.*	10,771	8,211,810
Sherwin-Williams Co. (The)	8,924	3,099,573
Signify NV, 144A	22,700	698,808
Southern Co. (The)(a)	130,486	9,361,066
Southwest Airlines Co.	92,911	2,712,072
Spotify Technology SA*	13,314	3,513,565

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Stanley Black & Decker, Inc.	67,649	$6,624,867
Stellantis NV	37,800	1,072,651
STERIS PLC	7,157	1,609,037
Swiss Re AG	9,440	1,214,314
Synopsys, Inc.*	13,840	7,909,560
Take-Two Interactive Software, Inc.*	12,406	1,842,167
Texas Instruments, Inc.	14,903	2,596,252
Thermo Fisher Scientific, Inc.	11,069	6,433,413
TransUnion	25,428	2,029,154
Tyson Foods, Inc. (Class A Stock)	52,222	3,066,998
U.S. Bancorp	104,755	4,682,548
Uber Technologies, Inc.*	52,838	4,067,998
Union Pacific Corp.	15,312	3,765,680
United Parcel Service, Inc. (Class B Stock)	14,338	2,131,057
Veeva Systems, Inc. (Class A Stock)*	7,498	1,737,212
Verisk Analytics, Inc.	20,833	4,910,963
Verizon Communications, Inc.	82,331	3,454,609
Vertex Pharmaceuticals, Inc.*	13,436	5,616,382
Viatris, Inc.(a)	149,281	1,782,415
Visa, Inc. (Class A Stock)(a)	47,389	13,225,322
Vulcan Materials Co.	32,800	8,951,776
Walmart, Inc.	125,216	7,534,247
Walt Disney Co. (The)	14,163	1,732,985
Wells Fargo & Co.	206,957	11,995,228
Western Digital Corp.*	152,948	10,437,172
Weyerhaeuser Co., REIT	191,201	6,866,028
Williams Cos., Inc. (The)	69,160	2,695,165
Zimmer Biomet Holdings, Inc.	39,281	5,184,306
Zoetis, Inc.(a)	6,232	1,054,517
		818,916,249

Total Common Stocks (cost $793,137,124)		1,164,563,843
Preferred Stock — 0.0%
Germany
Henkel AG & Co. KGaA (PRFC)	5,700	458,143
(cost $450,587)

Total Long-Term Investments (cost $793,587,711)		1,165,021,986
Short-Term Investments — 6.4%
Affiliated Mutual Funds — 6.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	1,372	1,372
PGIM Core Ultra Short Bond Fund(wb)	8,265,328	8,265,328
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $63,827,447; includes $63,549,266 of cash collateral for securities on loan)(b)(wb)	63,885,743	63,853,800

Total Affiliated Mutual Funds (cost $72,094,147)		72,120,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.3%
Federal Home Loan Bank
5.153%	04/01/24	2,945	$2,943,242
(cost $2,945,000)

Total Short-Term Investments (cost $75,039,147)			75,063,742

TOTAL INVESTMENTS—105.1% (cost $868,626,858)			1,240,085,728

Liabilities in excess of other assets — (5.1)%			(59,931,435)

Net Assets — 100.0%			$1,180,154,293

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,219,159; cash collateral of $63,549,266 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

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PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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